BUSINESS DESCRIPTION (Details Narrative) - shares	Oct. 09, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 19, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued		9,695,248	1,680,248
Common stock, shares outstanding		9,695,248	1,680,248	1,590,576
Sichuan Wetouch Technology Co. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	100.00%				100.00%
Sichuan Wetouch Technology Co. Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	100.00%
BVI shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	28,000,000
Number of reverse merger stock	2,800
Common stock, shares outstanding	31,396,394
BVI shareholders [Member] | Post Reverse Stock Split [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	1,400,000
Common stock, shares outstanding	1,569,820
Share Exchange Agreement [Member] | BVI shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	28,000,000
Number of reverse merger stock	2,800
Common stock, shares issued	31,396,394
Common stock, shares outstanding	31,396,394
Post reverse stock split, shares	1,569,820
Share Exchange Agreement [Member] | BVI shareholders [Member] | Post Reverse Stock Split [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions	1,400,000